Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Detailed Information About Other Assets [abstract]
Taxes recoverable	$ 132.2	$ 171.0
Other debtors	61.6	53.5
Court-mandated escrow deposits	43.0	62.5
Prepaid expenses	24.3	22.4
Loan with a joint operation	23.2	19.7
Advances to employees	8.5	12.5
Advances for services to be rendered	3.2	11.5
Other	13.0	23.7
Total	309.0	376.8
Current portion	203.4	255.3	$ 349.7
Non-current portion	105.6	121.5	$ 156.9
ICMS (State Value-added Tax) and IPI (Excise Tax)	85.5	96.3
PIS (Social Integration Program) and COFINS (Contribution for Social Security)	24.5	51.1
Income tax and social security on net income withheld	7.7	8.8
ISS (Service tax)	5.9	6.3
Other	8.6	8.5
Total	132.2	171.0
Current portion	93.7	120.4
Non-current portion	$ 38.5	$ 50.6